UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-02653

Dreyfus Bond Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	05/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund
May 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Long-Term Municipal Investments - 99.6%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 2.1%
Jefferson County,
Limited Obligation School Warrants	5.25	1/1/20	15,000,000		15,088,050
Jefferson County,
Senior Lien Sewer Revenue Warrants
(Insured; Assured Guaranty Municipal
Corp.)	0/6.60	10/1/42	20,000,000	[a]	16,033,200
					31,121,250
Alaska - .5%
Northern Tobacco Securitization
Corporation of Alaska,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/46	6,850,000		6,562,780
Arizona - 1.8%
La Paz County Industrial Development
Authority,
Education Facility LR (Charter Schools
Solutions-Harmony Public Schools
Project)	5.00	2/15/46	1,500,000		1,623,465
Mohave County Industrial Development
Authority,
Correctional Facilities Contract
Revenue (Mohave Prison, LLC
Expansion Project)	8.00	5/1/25	9,000,000		10,088,550
Pima County Industrial Development
Authority,
Education Revenue (American Charter
Schools Foundation Project)	5.63	7/1/38	1,850,000		1,812,131
Pima County Industrial Development
Authority,
IDR (Tucson Electric Power Company
Project)	5.25	10/1/40	4,185,000		4,702,685
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	7,000,000		8,759,940
					26,986,771
California - 13.1%
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue	5.00	4/1/28	5,000,000		5,997,900
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000		3,962,630
California,
GO (Various Purpose)	5.75	4/1/31	13,325,000		15,148,793
California,
GO (Various Purpose)	6.50	4/1/33	15,000,000		17,362,800
California,
GO (Various Purpose)	6.00	11/1/35	14,000,000		16,391,760

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.6%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 13.1% (continued)
California County Tobacco Securitization
Agency,
Tobacco Settlement Asset-Backed
Refunding Bonds (Kern County Tobacco
Funding Corporation)	5.00	6/1/34	5,295,000		5,937,866
California Department of Veterans Affairs,
Home Purchase Revenue	5.00	12/1/42	8,000,000		8,133,920
California Educational Facilities Authority,
Revenue (University of Southern
California)	5.25	10/1/38	4,000,000		4,408,160
California State Public Works Board,
LR (Department of Corrections and
Rehabilitation) (Various Correctional
Facilities)	5.00	9/1/28	5,000,000		6,135,400
California State Public Works Board,
LR (Various Capital Projects)	5.00	12/1/25	5,000,000		6,267,400
California State Public Works Board,
LR (Various Capital Projects)	5.00	11/1/38	2,500,000		2,999,275
California Statewide Communities
Development Authority,
Revenue (Kaiser Permanente)	5.00	4/1/42	5,525,000		6,378,834
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.25	12/1/56	4,000,000	[b]	4,514,320
California Statewide Communities
Development Authority,
Revenue (Sutter Health)	5.50	8/15/26	5,000,000		5,928,350
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	8/1/18	5,000,000	[c]	5,464,300
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	4.50	6/1/27	4,655,000		4,693,264
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.00	5/15/28	2,850,000		3,375,198
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.00	5/15/33	5,000,000		5,852,600
Los Angeles Unified School District,
GO	5.00	7/1/21	11,000,000		13,109,140
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/21	3,515,000		4,181,303
Sacramento County,
Airport System Senior Revenue	5.75	7/1/39	10,260,000		11,251,116
San Diego County Regional Airport
Authority,
Senior Airport Revenue	5.00	7/1/43	6,000,000		6,776,820
San Diego Unified School District,
GO (Dedicated Unlimited Ad Valorem
Property Tax Bonds)	3.00	7/1/33	2,310,000		2,340,146

Long-Term Municipal Investments - 99.6%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 13.1% (continued)
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport) (Issue 34E)
(Insured; Assured Guaranty Municipal
Corp.)	5.75	5/1/22	7,000,000		7,652,050
San Francisco City and County Public
Utilities Commission,
San Francisco Water Revenue	5.50	11/1/30	10,000,000		11,962,400
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	5,000,000		5,942,750
					192,168,495
Colorado - 2.7%
City and County of Denver,
Airport System Subordinate Revenue	5.50	11/15/27	6,000,000		7,212,900
City and County of Denver,
Airport System Subordinate Revenue	5.25	11/15/43	6,000,000		6,839,880
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	5.25	1/1/45	4,315,000		4,881,344
Colorado Health Facilities Authority,
Revenue (Sisters of Charity of
Leavenworth Health System)	5.25	1/1/25	4,000,000		4,548,360
Colorado Springs,
Utilities System Revenue	5.00	11/15/23	2,955,000		3,539,558
E-470 Public Highway Authority,
Senior Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/20	6,740,000	[d]	6,206,799
University of Colorado Regents,
University Enterprise Revenue	5.25	6/1/36	5,000,000		5,983,900
					39,212,741
Connecticut - 1.1%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/29	2,500,000		3,038,625
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	9/1/33	6,000,000		7,266,000
Hartford County Metropolitan District,
Clean Water Project Revenue (Green
Bonds)	5.00	11/1/34	5,025,000		6,083,416
					16,388,041
Delaware - .5%
Delaware Transportation Authority,
Transportation System Senior Revenue
(Prerefunded)	5.00	7/1/19	6,245,000	[c]	7,024,876
Florida - 8.7%
Broward County,
Port Facilities Revenue	5.00	9/1/22	6,000,000		6,927,180
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue	5.00	6/1/20	7,000,000		8,012,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.6%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 8.7% (continued)
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue	5.00	6/1/25	30,000,000		37,014,600
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/22	8,000,000		9,527,200
Florida Department of Transportation,
Turnpike Revenue	5.00	7/1/24	5,630,000		6,972,980
Florida Municipal Power Agency,
Revenue (Saint Lucie Project)	5.00	10/1/20	5,185,000		5,983,542
Jacksonville Electric Authority,
Electric System Subordinated Revenue	5.00	10/1/27	2,250,000		2,743,808
Jacksonville Electric Authority,
Water and Sewer System Revenue	5.00	10/1/29	2,500,000		3,023,075
Lee County,
Transportation Facilities Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/21	4,000,000		4,736,280
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)	5.00	2/1/35	1,500,000		1,757,820
Miami-Dade County,
Aviation Revenue (Miami International
Airport)	5.38	10/1/35	5,000,000		5,754,200
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	3,500,000		4,155,585
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/34	5,000,000		5,728,050
Orlando-Orange County Expressway
Authority,
Revenue	5.00	7/1/35	7,000,000		7,904,540
Pinellas County Health Facilities Authority,
Health System Revenue (BayCare
Health System Issue) (Insured; National
Public Finance Guarantee Corp.)	0.61	11/15/23	5,275,000	[e]	5,011,250
Saint Johns County Industrial Development
Authority,
Revenue (Presbyterian Retirement
Communities Project)	5.88	8/1/40	5,000,000		5,605,700
Tampa Bay Water Regional Water Supply
Authority,
Utility System Improvement Revenue
(Insured; National Public Finance
Guarantee Corp.)	6.00	10/1/29	5,000,000		7,006,650
					127,864,660
Georgia - 3.2%
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.25	11/1/34	3,500,000		3,930,290
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	10,000,000	[c]	11,690,500
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.75	1/1/20	5,000,000		5,508,650
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/21	9,705,000		11,297,590

Long-Term Municipal Investments - 99.6%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Georgia - 3.2% (continued)
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/28	8,400,000	10,453,212
Thomasville Hospital Authority,
RAC (John D. Archbold Memorial
Hospital, Inc. Project)	5.13	11/1/30	3,500,000	3,991,120
				46,871,362
Idaho - .5%
Power County Industrial Development
Corporation,
SWDR (FMC Corporation Project)	6.45	8/1/32	7,625,000	7,642,385
Illinois - 7.5%
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/29	6,185,000	7,288,961
Chicago,
Second Lien Water Revenue	5.00	11/1/27	2,695,000	3,147,760
Chicago,
Second Lien Water Revenue	5.00	11/1/28	5,000,000	5,952,850
Chicago Park District,
Limited Tax GO	5.00	1/1/27	3,000,000	3,410,730
Greater Chicago Metropolitan Water
Reclamation District,
GO Unlimited Tax Capital Improvement
Bonds	5.00	12/1/44	5,000,000	5,851,700
Illinois,
Sales Tax Revenue	5.00	6/15/24	5,000,000	6,041,950
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/29	9,500,000	11,185,585
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/30	10,305,000	12,091,475
Illinois Finance Authority,
Revenue (Central DuPage Health)	5.50	11/1/39	3,500,000	3,997,245
Illinois Finance Authority,
Revenue (OSF Healthcare System)	5.00 11/15/45		2,500,000	2,887,800
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.00	7/1/43	3,250,000	3,933,670
Illinois Municipal Electric Agency,
Power Supply System Revenue	5.00	2/1/32	5,000,000	5,955,000
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	12/1/32	2,435,000	2,953,168
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/36	1,500,000	1,793,760
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/42	13,090,000	13,995,828
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.50	6/1/23	5,500,000	6,451,225
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.00	6/1/28	1,480,000	1,764,500
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/27	5,000,000	5,826,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.6%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois - 7.5% (continued)
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/44	5,000,000	5,648,600
				110,178,507
Indiana - .4%
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/37	2,500,000	2,992,350
Indianapolis Local Public Improvement
Bond Bank,
Revenue (Indianapolis Airport
Authority Project)	5.00	1/1/26	2,000,000	2,468,080
				5,460,430
Iowa - .7%
Iowa Finance Authority,
Health Facilities Revenue (UnityPoint
Health)	5.00	8/15/32	2,500,000	3,029,975
Iowa Finance Authority,
Healthcare Revenue (Genesis Health
System)	5.00	7/1/25	5,910,000	7,118,831
				10,148,806
Kentucky - 2.2%
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	9,375,000	9,751,031
Louisville/Jefferson County Metro
Government,
Health System Revenue (Norton
Healthcare, Inc.)	5.75	10/1/42	6,000,000	7,238,700
Mount Sterling,
LR (Kentucky League of Cities Funding
Trust Program)	6.10	3/1/18	7,955,000	8,567,615
University of Kentucky,
General Receipts Bonds	5.25	10/1/19	5,565,000	6,338,368
				31,895,714
Louisiana - 4.4%
East Baton Rouge Sewerage Commission,
Revenue	5.00	2/1/39	8,000,000	9,426,640
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue (Westlake Chemical
Corporation Projects)	6.75	11/1/32	2,000,000	2,160,160
Louisiana Public Facilities Authority,
Revenue (CHRISTUS Health Obligated
Group)	6.00	7/1/29	6,500,000	7,409,740
New Orleans Aviation Board,
General Airport Revenue (North
Terminal Project)	5.00	1/1/40	7,825,000	8,925,038
New Orleans Aviation Board,
General Airport Revenue (North
Terminal Project)	5.00	1/1/45	5,000,000	5,682,750

Long-Term Municipal Investments - 99.6%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Louisiana - 4.4% (continued)
New Orleans Aviation Board,
Gulf Opportunity Zone Customer
Facility Charge Revenue (Consolidated
Rental Car Project)	6.25	1/1/30	5,000,000	5,547,000
Tobacco Settlement Financing Corporation
of Louisiana,
Tobacco Settlement Asset-Backed
Bonds	5.50	5/15/28	13,425,000	14,340,048
Tobacco Settlement Financing Corporation
of Louisiana,
Tobacco Settlement Asset-Backed
Bonds	5.25	5/15/35	9,000,000	10,311,210
				63,802,586
Maine - .4%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical Center
Issue)	7.50	7/1/32	5,000,000	5,988,100
Maryland - 1.7%
Maryland,
GO (State and Local Facilities Loan)	5.25	8/1/20	10,000,000	11,730,000
Maryland Economic Development
Corporation,
EDR (Transportation Facilities Project)	5.75	6/1/35	2,500,000	2,741,700
Maryland Health and Higher Educational
Facilities Authority,
Revenue (MedStar Health Issue)	5.00	8/15/38	4,000,000	4,650,360
Montgomery County,
Consolidated Public Improvement GO	5.00	11/1/21	4,730,000	5,678,933
				24,800,993
Massachusetts - 3.0%
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	5,000,000	6,333,100
Massachusetts Department of
Transportation,
Metropolitan Highway System Senior
Revenue	5.00	1/1/27	11,000,000	12,443,090
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue K)	5.25	7/1/29	4,675,000	5,140,443
Massachusetts Health and Educational
Facilities Authority,
Revenue (Northeastern University
Issue)	5.00	10/1/30	3,000,000	3,446,700
Massachusetts Housing Finance Agency,
Housing Revenue	5.30	6/1/49	5,940,000	6,114,577
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/30	3,725,000	4,491,158
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	10/15/35	5,000,000	5,862,400
				43,831,468
Michigan - 3.4%
Kent Hospital Finance Authority,
Revenue (Spectrum Health System)	5.50	11/15/25	7,710,000	9,209,826

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.6%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan - 3.4% (continued)
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/24	2,500,000	2,919,300
Michigan Finance Authority,
HR (Sparrow Obligated Group)	5.00	11/15/34	2,965,000	3,528,913
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	6,000,000	7,055,580
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/32	5,000,000	5,841,900
Michigan Finance Authority,
Unemployment Obligation Assessment
Revenue	5.00	7/1/21	7,000,000	7,599,340
Michigan Hospital Finance Authority,
HR (Henry Ford Health System)	5.63	11/15/29	5,000,000	5,725,650
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	2,280,000	2,279,635
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/45	5,000,000	5,767,700
				49,927,844
Minnesota - .1%
Western Minnesota Municipal Power
Agency,
Power Supply Revenue	5.00	1/1/30	1,565,000	1,888,908
Missouri - 1.5%
Kansas City,
General Improvement Airport Revenue	5.00	9/1/22	8,380,000	9,827,477
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (CoxHealth)	5.00	11/15/29	3,770,000	4,553,972
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (CoxHealth)	5.00	11/15/30	3,725,000	4,482,255
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Iatan 2
Project)	5.00	1/1/33	2,200,000	2,576,090
				21,439,794
Nebraska - .5%
Nebraska Public Power District,
General Revenue	5.00	1/1/34	2,975,000	3,551,347
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit
2)	5.00	1/1/41	3,050,000	3,609,370
				7,160,717

Long-Term Municipal Investments - 99.6%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Nevada - 1.5%
Clark County,
Airport System Revenue	5.00	7/1/40	19,000,000		22,298,210
New Hampshire - .2%
New Hampshire Business Finance
Authority,
PCR (The United Illuminating Company
Project) (Insured; AMBAC)	0.91	10/1/33	2,290,000	[e]	2,123,975
New Jersey - 3.2%
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/45	5,000,000	[b]	5,118,800
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/28	2,250,000		2,462,063
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	3/1/28	3,250,000		3,525,080
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/29	3,130,000		3,505,381
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/31	7,550,000		8,435,841
New Jersey Health Care Facilities Financing
Authority,
Revenue (Virtua Health Issue)	5.00	7/1/28	3,000,000		3,551,520
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/30	6,890,000		7,402,478
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/24	5,000,000		6,037,350
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; National
Public Finance Guarantee Corp.)	0.70	1/1/30	7,500,000	[e]	6,862,500
					46,901,013
New Mexico - .7%
New Mexico Municipal Energy Acquisition
Authority,
Gas Supply Revenue	1.04	8/1/19	10,000,000	[e]	9,919,700
New York - 12.8%
Long Island Power Authority,
Electric System General Revenue
(Prerefunded)	6.00	5/1/19	4,000,000	[c]	4,584,040
Metropolitan Transportation Authority,
Transportation Revenue	5.25	11/15/29	7,375,000		9,105,101
New York City,
GO	5.00	3/1/25	5,000,000		6,280,850
New York City,
GO	5.00	8/1/25	5,380,000		6,669,694
New York City,
GO	5.00	10/1/36	11,505,000		13,503,303
New York City Health and Hospitals
Corporation,
Health System Revenue	5.00	2/15/25	14,625,000		16,574,074

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.6%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 12.8% (continued)
New York City Industrial Development
Agency,
Senior Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/21	6,150,000		6,942,181
New York City Industrial Development
Agency,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	7,450,000		7,615,464
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/34	7,500,000		8,743,050
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	2/1/35	15,055,000		17,357,211
New York Liberty Development
Corporation,
Liberty Revenue (4 World Trade Center
Project)	5.00 11/15/31		5,000,000		5,899,000
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	7,500,000	[b]	8,451,675
New York Liberty Development
Corporation,
Revenue (Goldman Sachs Headquarters
Issue)	5.25	10/1/35	1,000,000		1,283,700
New York State Dormitory Authority,
Revenue (New York University)
(Insured; National Public Finance
Guarantee Corp.)	5.75	7/1/27	9,500,000		12,179,855
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group)	6.13	12/1/29	2,500,000		2,731,675
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group)	6.25	12/1/37	3,800,000		4,153,894
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/20	6,775,000		7,767,402
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/31	10,000,000		12,224,800
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/32	7,100,000		8,566,434
New York State Thruway Authority,
General Revenue	5.00	1/1/27	5,000,000		6,097,650
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/46	6,500,000		7,322,445

Long-Term Municipal Investments - 99.6%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 12.8% (continued)
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 183rd Series)	5.00	12/15/26	4,125,000	5,141,771
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/23	6,430,000	7,857,910
				187,053,179
North Carolina - .3%
North Carolina Medical Care Commission,
Health Care Facilities Revenue (Duke
University Health System)	5.00	6/1/28	3,250,000	4,210,473
Ohio - 1.2%
Butler County,
Hospital Facilities Revenue (UC Health)	5.50	11/1/40	5,000,000	5,843,400
Hamilton County,
Sewer System Revenue (The
Metropolitan Sewer District of the
Greater Cincinnati)	5.00	12/1/29	2,250,000	2,769,615
Ohio Higher Educational Facility
Commission,
HR (Cleveland Clinic Health System
Obligated Group)	5.00	1/1/38	5,000,000	5,771,500
Ohio Turnpike and Infrastructure
Commission,
Junior Lien Turnpike Revenue
(Infrastructure Projects)	5.25	2/15/39	3,000,000	3,548,970
				17,933,485
Pennsylvania - 3.0%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	5,000,000	5,861,150
Geisinger Authority,
Health System Revenue (Geisinger
Health System)	5.25	6/1/39	11,750,000	12,935,927
Lancaster County Hospital Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/42	5,240,000	6,205,837
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	5,000,000	5,648,400
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/34	2,160,000	2,577,830
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/28	4,500,000	5,424,480
Philadelphia School District,
GO	5.25	9/1/23	5,000,000	5,474,450
				44,128,074
Rhode Island - .4%
Rhode Island Health and Educational
Building Corporation,
Higher Education Facilities Revenue
(Brown University Issue)	5.00	9/1/21	4,645,000	5,529,036
South Carolina - 3.1%
Columbia,
Waterworks and Sewer System
Revenue	5.00	2/1/36	8,000,000	9,188,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.6%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
South Carolina - 3.1% (continued)
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,340,000	6,043,545
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/36	10,000,000	11,532,600
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.13	12/1/43	16,000,000	18,632,960
				45,397,505
South Dakota - .6%
South Dakota Health and Educational
Facilities Authority,
Revenue (Avera Health Issue)	5.00	7/1/44	5,000,000	5,745,850
South Dakota Health and Educational
Facilities Authority,
Revenue (Sanford)	5.00	11/1/35	3,000,000	3,522,570
				9,268,420
Tennessee - .5%
Chattanooga Health Educational and
Housing Board,
Revenue (Catholic Health Initiatives)	5.25	1/1/40	1,500,000	1,703,580
Johnson City Health and Educational
Facilities Board,
HR (Mountain States Health Alliance)	6.00	7/1/38	5,000,000	5,692,900
				7,396,480
Texas - 5.2%
Corpus Christi,
Utility System Junior Lien Improvement
Revenue	5.00	7/15/40	5,000,000	5,915,350
Dallas and Fort Worth,
Joint Revenue (Dallas-Fort Worth
International Airport)	5.00	11/1/22	3,000,000	3,573,540
Harris County Cultural Education Facilities
Finance Corporation,
HR (Texas Children's Hospital Project)	5.25	10/1/29	4,000,000	4,526,320
Houston,
Combined Utility System First Lien
Revenue	5.00	11/15/28	4,000,000	4,940,600
Houston Community College System,
Limited Tax GO	5.00	2/15/29	4,000,000	4,818,360
Love Field Airport Modernization
Corporation,
Special Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/28	4,450,000	5,080,165
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	5.00	5/15/31	7,895,000	9,280,020
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/39	1,500,000	1,786,770
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.)	5.75	1/1/40	2,420,000	2,604,089
Plano Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	4,150,000	5,261,453

Long-Term Municipal Investments - 99.6%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas - 5.2% (continued)
San Antonio,
Electric and Gas Systems Junior Lien
Revenue	5.00	2/1/43	9,275,000	10,883,192
Socorro Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/29	4,080,000	4,956,343
Tarrant County Cultural Education
Facilities Finance Corporation,
HR (Baylor Scott and White Health
Project)	5.00	11/15/45	2,500,000	2,972,550
Texas Transportation Commission,
Central Texas Turnpike System First
Tier Revenue	5.00	8/15/41	3,530,000	4,056,111
Texas Transportation Commission,
Central Texas Turnpike System Second
Tier Revenue	5.00	8/15/31	5,000,000	5,901,650
				76,556,513
Utah - .2%
Metropolitan Water District of Salt Lake
and Sandy,
Water Revenue Project Bonds	5.00	7/1/37	3,000,000	3,526,200
Virginia - .7%
Danville Industrial Development Authority,
HR (Danville Regional Medical Center)
(Insured; AMBAC) (Escrowed to
Maturity)	5.25	10/1/28	1,500,000	1,815,825
Virginia Housing Development Authority,
Commonwealth Mortgage Revenue	5.00	10/1/26	8,250,000	8,462,685
				10,278,510
Washington - 3.3%
Seattle,
Drainage and Wastewater
Improvement Revenue	5.00	9/1/27	5,000,000	5,929,300
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	6/1/23	6,790,000	8,279,522
Washington,
GO (Various Purpose)	5.00	7/1/27	3,500,000	4,413,290
Washington,
GO (Various Purpose)	5.00	8/1/35	10,000,000	12,173,600
Washington,
Motor Vehicle Fuel Tax GO	5.00	7/1/23	2,575,000	3,179,507
Washington Health Care Facilities
Authority,
Revenue (Providence Health and
Services)	5.00	10/1/42	12,375,000	14,238,922
				48,214,141
Wisconsin - 2.7%
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/46	10,000,000	11,587,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.6%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin - 2.7% (continued)
Wisconsin Health and Educational
Facilities Authority,
Revenue (Ascension Health Alliance
Senior Credit Group) (Morgan Stanley
Municipal Trust Program Residual
Series 3337) Recourse	5.00	11/15/43	10,000,000 [b,f]	11,572,900
Wisconsin Health and Educational
Facilities Authority,
Revenue (Aurora Health Care, Inc.)	5.50	4/15/29	5,000,000	5,655,800
Wisconsin Health and Educational
Facilities Authority,
Revenue (Aurora Health Care, Inc.)	5.25	4/15/35	3,000,000	3,427,260
Wisconsin Health and Educational
Facilities Authority,
Revenue (ProHealth Care, Inc.
Obligated Group)	5.00	8/15/39	6,100,000	7,022,015
				39,265,675

Total Investments (cost $1,328,489,415)			99.6%	1,458,367,817
Cash and Receivables (Net)			0.4%	6,384,637
Net Assets			100.0%	1,464,752,454

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, these securities were valued at
$29,657,695 or 2.02% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Variable rate security—rate shown is the interest rate in effect at period end.
f Collateral for floating rate borrowings.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	1,458,367,817	-	1,458,367,817
Liabilities ($)
Floating Rate Notes††	-	(5,000,000)	-	(5,000,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

NOTES

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At May 31, 2016, accumulated net unrealized appreciation on investments was $129,878,402, consisting of $130,111,698 gross unrealized appreciation and $233,296 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 21, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)